Note 11 - Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	11 Months Ended	12 Months Ended
	Oct. 16, 2013	Dec. 05, 2013	Dec. 16, 2013
Commitments and Contingencies Disclosure [Abstract]
Number of Vessels	6	2	2
Vessel Acquisition Purchase Price (in Dollars)		$ 35,000	$ 37,000
Vessel Acquisition Deposit Percentage			20.00%
Vessel Acquisition Balance On Delivery Percentage			80.00%